Other current liabilities - Current liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other current liabilities.
Due to related companies	€ 53,565	€ 37,553
Loan note	42,036	40,779
Accrued expenses	14,013	16,528
Payroll and employee benefits payables	13,826	17,618
Tax payables	6,418	7,372
Customer advances	5,322	5,190
Warrant liabilities	252	273
Other	5,247	8,704
Total other current liabilities	€ 140,679	€ 134,017